Principal Group companies	12 Months Ended
Dec. 31, 2021
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Principal Group companies
45. Principal Group companies
The following represent the principal subsidiaries and their countries of incorporation of the Group at 31 December 2021. The equity share capital of these entities is shown in the percentage columns. All companies are incorporated in their principal country of operation except where stated.

England	%

Glaxo Group Limited	100.00

Glaxo Operations UK Limited	100.00

GlaxoSmithKline Capital plc	100.00

GlaxoSmithKline Consumer Healthcare Holdings Limited*	100.00

GlaxoSmithKline Consumer Healthcare (UK) Trading Limited	68.00

GlaxoSmithKline Consumer Trading Services Limited	68.00

GlaxoSmithKline Export Limited	100.00

GlaxoSmithKline Finance plc	100.00

GlaxoSmithKline Holdings Limited*	100.00

GlaxoSmithKline Research & Development Limited	100.00

GlaxoSmithKline Services Unlimited*	100.00

GlaxoSmithKline UK Limited	100.00

GlaxoSmithKline US Trading Limited	100.00

Glaxo Wellcome UK Limited	100.00

Setfirst Limited	100.00

SmithKline Beecham Limited	100.00

ViiV Healthcare Finance Limited	78.30

ViiV Healthcare Limited	78.30

ViiV Healthcare UK Limited	78.30

Europe	%

GlaxoSmithKline Biologicals SA (Belgium)	100.00

GlaxoSmithKline Santé Grand Public (France)	68.00

Laboratoire GlaxoSmithKline (France)	100.00

ViiV Healthcare SAS (France)	78.30

GlaxoSmithKline Consumer Healthcare GmbH & Co. KG (Germany)	68.00

GlaxoSmithKline GmbH & Co. KG (Germany)	100.00

GSK Vaccines GmbH (Germany)	100.00

GlaxoSmithKline Consumer Healthcare S.r. l (Italy)	68.00

GlaxoSmithKline S.p.A. (Italy)	100.00

GSK Vaccines S.r.l. (Italy)	100.00

ViiV Healthcare S.r.l. (Italy)	78.30

Pfizer Consumer Manufacturing Italy S.r.l. (Italy)	68.00

GSK Services Sp z o.o. (Poland)	100.00

GlaxoSmithKline Trading Services Limited (Republic of Ireland)**	100.00

GlaxoSmithKline Healthcare AO (Russia)	68.00

JSC GlaxoSmithKline Trading (Russia)	100.00

GlaxoSmithKline S.A. (Spain)	100.00

Laboratorios ViiV Healthcare, S.L. (Spain)	78.30

GSK Consumer Healthcare SARL (Switzerland)	68.00

US	%

Alacer Corp	68.00

Block Drug Company, Inc.	68.00

Corixa Corporation	100.00

GlaxoSmithKline Capital Inc.	100.00

GlaxoSmithKline Consumer Healthcare Holdings (US) LLC	68.00

GlaxoSmithKline Consumer Healthcare, L.P.	59.84

GlaxoSmithKline Holdings (Americas) Inc.	100.00

GlaxoSmithKline LLC	100.00

Human Genome Sciences, Inc.	100.00

GSK Consumer Health, Inc.	68.00

GSK Equity Investments, Limited	100.00

Stiefel Laboratories, Inc.	100.00

Tesaro, Inc.	100.00

ViiV Healthcare Company	78.30

Others	%

GlaxoSmithKline Australia Pty Ltd (Australia)	100.00

GlaxoSmithKline Consumer Healthcare Australia Pty Ltd (Australia)	68.00

GlaxoSmithKline Brasil Limitada (Brazil)	100.00

GlaxoSmithKline Consumer Healthcare ULC/GlaxoSmithKline Soins De Sante Aux Consommateurs SRI (Canada)	68.00

GlaxoSmithKline Inc. (Canada)	100.00

ID Biomedical Corporation of Quebec (Canada)	100.00

PF Consumer Healthcare Canada ULC/PF Soins De Sante SRI (Canada)	68.00

GlaxoSmithKline Limited (China (Hong Kong))	100.00

Sino-American Tianjin Smith Kline & French Laboratories Ltd (China)	37.40

Wyeth Pharmaceutical Co. Ltd (China)	68.00

GlaxoSmithKline Asia Private Limited (India)	100.00

GlaxoSmithKline Pharmaceuticals Limited (India)	75.00

GlaxoSmithKline Consumer Healthcare Japan K.K. (Japan)	68.00

GlaxoSmithKline K.K. (Japan)	100.00

GlaxoSmithKline Pakistan Limited (Pakistan)	82.60

Glaxo Wellcome Manufacturing Pte Ltd. (Singapore)	100.00

GlaxoSmithKline Korea Limited (Republic of Korea)	100.00

*	Directly held wholly-owned subsidiary of GlaxoSmithKline plc.
** Head office in England.
The subsidiaries and associates listed above principally affect the figures in the Group’s financial statements. Each of
GlaxoSmithKline Capital Inc., GlaxoSmithKline Capital plc and GlaxoSmithKline LLC, is a wholly-owned finance subsidiary of the company, and the company has fully and unconditionally guaranteed the securities issued by each of GlaxoSmithKline Capital Inc., GlaxoSmithKline Capital plc and GlaxoSmithKline LLC.
See pages 299 to 310 for a complete list of subsidiary undertakings, associates and joint ventures, which form part of these financial statements.